Sales - Other assets - Components (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue [abstract]
Advances and down payments	€ 92	€ 99	€ 85
Submarine cable consortiums	157	235	410
Security deposits paid	79	78	57
Orange Money - isolation of electronic money	408	319
Others	475	448	516
Total	€ 1,211	€ 1,179	€ 1,068	€ 753